Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

Note 6 - Leases

The Company leases its office space. The lease agreement does not contain any material residual value guarantees or material restrictive covenants. For the three months ended March 31, 2024 and 2023, $35,763 and $18,420 of operating lease cost are included in general and administrative expenses in the condensed consolidated statements of operations, respectively.

The following amounts were recorded in the Company’s condensed consolidated balance sheet relating to its operating leases and other supplemental information as of March 31, 2024:

Operating Leases

ROU Assets	$185,728
Lease Liabilities:
Current lease liabilities	$78,786
Non current lease liabilities	116,323
Total lease liabilities	$195,109

Other supplemental information:

March 31, 2024
Weighted average remaining lease term (years)	$2.25
Weighted average discount rate	5.00%

The following table presents the future lease payments relating to the Company’s operating lease liabilities recorded on the condensed consolidated balance sheet as of March 31, 2024:

Fiscal Year	March 31, 2024
Remainder of 2024	$64,320
2025	92,862
2026	49,056
Total undiscounted lease payments	206,238
Less: imputed interest	(11,129)
Total lease liabilities	$195,109

Note 6 - Leases

The Company leases its office space. The lease agreement does not contain any material residual value guarantees or material restrictive covenants. For the years ended December 31, 2023 and 2022, $90,776 and $37,868 of operating lease cost are included in general and administrative expenses in the consolidated statements of operations, respectively.

The following amounts were recorded in the Company’s consolidated balance sheet relating to its operating leases and other supplemental information as of December 31, 2023:

Operating Leases

ROU Assets	$205,053
Lease Liabilities:
Current lease liabilities	75,808
Non Current lease liabilities	136,899
Total Lease liabilities	$212,707

Other supplemental information:

December 31, 2023
Weighted average remaining lease term (years)	2.5
Weighted average discount rate	5.00%

The following table presents the future lease payments relating to the Company’s operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2023:

Fiscal Year	December, 31 2023
2024	84,420
2025	92,862
2026	49,056
Total undiscounted lease payments	226,338
Less: imputed interest	(13,631)
Total lease liabilities	212,707